FIXED INCOME SECURITIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                January 30, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FIXED INCOME SECURITIES, INC.(the "Corporation")
         Federated Limited Term Fund
         Federated Limited Term Municipal Fund
         Federated Strategic Income Fund
         1933 Act File No. 33-43472
         1940 Act File No. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 22 on January 28, 1998.


      If you have any questions regarding this certification, please call me at (412) 288-1581.

                                          Very truly yours,



                                          /s/ J. Crilley Kelly
                                          J. Crilley Kelly
                                          Assistant Secretary